SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Receivables [Abstract]
Accounts receivable from third-party customers	$ 2,377,892	$ 1,652,788
Less: allowance for credit losses	(276,376)	(160,026)	$ (6,872)
Total accounts receivable from third-party customers, net	2,101,516	1,492,762
Add: accounts receivable - related parties	1,118,431	1,272,384
Total accounts receivable, net	$ 3,219,947	$ 2,765,146